Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES	$ 78,335	$ 60,928	$ 62,714
Mixed-Signal Integrated Circuits [Member]
OPERATING REVENUES	43,113	34,944	39,603
Analog Integrated Circuits [Member]
OPERATING REVENUES	35,152	23,901	23,063
Digital Integrated Circuits [Member]
OPERATING REVENUES		3	48
Licensed Intellectual Property [Member]
OPERATING REVENUES	$ 70	$ 2,080